COMMITMENTS AND CONTINGENCIES - Legal proceeding (Detaills) - Mingda Tianjin (VIE)							1 Months Ended
	Sep. 05, 2019 CNY (¥)	Sep. 05, 2019 USD ($)	Jan. 10, 2019 CNY (¥)	Jan. 10, 2019 USD ($)	Jan. 03, 2018 CNY (¥)	Jan. 03, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Nov. 30, 2018 USD ($)	Sep. 18, 2018 CNY (¥)	Sep. 18, 2018 USD ($)	Nov. 30, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Jan. 10, 2019 USD ($)
Loss Contingencies [Line Items]
First installment of sales agency fees received									¥ 1,845,722	$ 267,217
payment of installments	105,437	15,265					1,736,378	251,387
Tianjin Huacheng Century Investment Co. Ltd | Sales Agency Service Contract
Loss Contingencies [Line Items]
Loss Contingency, default amount of sales agency fees and retention fees											¥ 2,792,854	$ 429,700
Civil Mediation Agreement | Tianjin Huacheng Century Investment Co. Ltd | Sales Agency Service Contract
Loss Contingencies [Line Items]
First installment of sales agency fees due by or before February 9, 2018					¥ 500,000	$ 76,900
Second installment of sales agency fees due by or before October 31, 2018					1,146,427	176,400
Third installment of sales agency fees due by or before December 31, 2018					¥ 1,146,427	$ 176,400
Percentage of balance due as agreed to pay by defendant			90.00%										90.00%
Balance of damages due			¥ 2,063,569										$ 300,033
Total amount received from defendant			¥ 2,063,568	$ 300,033